Note 13 - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	253,777	198,670
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	142,500	142,500	142,500	142,500	22,500
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	396,277	341,170	359,502	342,385	225,251